CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Mar. 31, 2017	Mar. 31, 2016
REVENUES:
Government contract revenue	$ 74,813	$ 0	$ 74,813	$ 392,073	$ 392,073	$ 886,572
Total revenues	74,813	0	74,813	392,073	392,073	886,572
OPERATING EXPENSES
Professional fees	439,117	416,866	1,165,318	1,495,597	2,161,592	2,259,096
Payroll and related expenses	663,245	635,698	1,911,553	2,793,888	3,479,347	2,083,297
General and administrative	136,078	182,982	557,991	696,662	849,491	929,013
Total operating expenses	1,238,440	1,235,546	3,634,862	4,986,147	6,490,430	5,271,406
OPERATING LOSS	(1,163,627)	(1,235,546)	(3,560,049)	(4,594,074)	(6,098,357)	(4,384,834)
OTHER (INCOME) EXPENSE
Loss on share for warrant exchanges	0	0	130,214	0
Loss on debt extinguishment	0	(58,691)	376,909	558,198	558,198	0
Warrant repricing expense	0	0	0	345,841	345,841	0
Interest and other expenses	55,912	36,565	306,495	115,308	304,330	573,782
Total other expense (income)	55,912	(22,126)	813,618	1,019,347	1,208,369	573,782
NET LOSS BEFORE NONCONTROLLING INTERESTS	(1,219,539)	(1,213,420)	(4,373,667)	(5,613,421)	(7,306,726)	(4,958,616)
LOSS ATTRIBUTABLE TO NONCONTROLLING INTERESTS	(4,532)	(7,689)	(12,972)	(23,088)	(30,613)	(86,287)
NET LOSS ATTRIBUTABLE TO COMMON STOCKHOLDERS	$ (1,215,007)	$ (1,205,731)	$ (4,360,695)	$ (5,590,333)	$ (7,276,113)	$ (4,872,329)
Basic and diluted net loss per share available to common stockholders (Note 1)	$ (0.08)	$ (0.15)	$ (0.40)	$ (0.72)	$ (.94)	$ (0.66)
Weighted average number of common shares outstanding - basic and diluted (Note 1)	14,950,701	7,927,031	10,927,106	7,768,682	7,764,237	7,393,695